VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

At December 31, 2017
$
Current assets	226,071
Non-current assets	25,635

Total assets	251,706

Current liabilities	222,263
Non-current liabilities	6,777

Total liabilities	229,040